Summary of Information about Stock Options Activity (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2015
Number of shares
Outstanding at beginning of the year	[1]	7,816,500
Exercised	[1]	(866,900)
Forfeited or expired	[1]	(602,400)
Outstanding at end of year	[1]	6,347,200
Exercisable at end of year	[1]	6,347,200
Weighted average exercise price
Outstanding at beginning of the year	[1],[2]	¥ 2,117
Exercised	[1],[2]	1,175
Forfeited or expired	[1],[2]	1,740
Outstanding at end of year	[1],[2]	2,281
Exercisable at end of year	[1],[2]	¥ 2,281
Weighted average remaining contractual life
Outstanding at end of year		1 year 3 months 7 days
Exercisable at end of year		1 year 3 months 7 days
Aggregate intrinsic value
Outstanding at end of year		¥ 0
Exercisable at end of year		¥ 0

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.
[2]	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.